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                                                           PROSPECTUS SUPPLEMENT

                                                           December 23, 2002



Supplement dated December 23, 2002 to Prospectus dated May 1, 2002 of:

EMERGING MARKETS PORTFOLIO

LATIN AMERICAN PORTFOLIO



MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Prospectus is hereby amended and supplemented to reflect changes in the management of the "Emerging Markets Portfolio" and "Latin American Portfolio" of Morgan Stanley Institutional Fund, Inc.

Accordingly, the "EMERGING MARKETS PORTFOLIO" paragraph in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is hereby replaced by the following:

EMERGING MARKETS PORTFOLIO
The Portfolio's assets are managed by the Emerging Markets Equity Team. Current members of the team include Narayan Ramachandran, Managing Director, Ruchir Sharmo, Managing Director, and Ashutosh Sinha, Managing Director.

In addition, the "LATIN AMERICAN PORTFOLIO" paragraph in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is hereby replaced by the following:

LATIN AMERICAN PORTFOLIO
The Portfolio's assets are managed by the Latin American Equity Team. Current members of the team include Ana Christina Piedrahita, Vice President, William Scott Piper, Vice President, and Narayan Ramachandran, Managing Director.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.